Short-term financings and long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short and Long-term Facilities
Details of our short-term financings and long-term debt by facility as of December 31, 2012 and 2011 are as follows (in thousands):

Lender	Description / Term	Total Facility	Outstanding as of December 31, 2012	Outstanding as of December 31, 2011	Interest Rate	Security
Short-term financings:
HSBC Bank	Working capital	$1,000	$839	$—	13.25% + 4%	Indian facility supported by a $1.125 million letter of credit issued under the main credit facility that we have with HSBC
ICICI Bank	Working capital	182	closed	182	ICICI I-Base +5.5%	Secured by assets of Air2Web India Pvt Ltd
Other		12	12	—
Long-term debt:
HSBC	Revolving Credit	50,000	27,328	—	LIBOR +2.25% + Unused 0.75%	Substantially all assets of the company
Other		14	14	—
BSTD	Term facility due September 2015	8,611	closed	8,611	3 month Euribor + 4%	Secured by assets of Mobile Interactive Group, Ltd.
ING	Term facility due April 2014	1,151	closed	1,151	Fixed 4.05% to April 2012, then 3 month Euribor + 2.5%	Secured by assets of Mobile Interactive Group, Ltd.
Total debt:			$28,193	$9,944

Schedule of Future Principal Repayments on Short and Long-term Facilities	Future principal repayments under all debt arrangements as of December 31, 2012 are as follows:

Amount
(in thousands)
2013	$851
2014	—
2015	27,342
2016	—
Total	$28,193